Taxes on Income - Schedule of Statutory Corporate Tax Rate and Effective Income Tax Rate (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Net loss as reported in the statements of operations	$ 1,893	$ 3,508	$ 3,362	$ 4,815	$ 7,589	$ 9,663
Statutory tax rate			23.00%	24.00%	24.00%	25.00%
Income Tax under statutory tax rate			$ 773	$ 1,156	$ 1,821	$ 2,416
Change in valuation allowance			(773)	(1,156)	(1,821)	(2,416)
Actual income tax